Related-Parties Transactions	12 Months Ended
May 31, 2017
Related Party Transactions [Abstract]
Related-Parties Transactions
17.	RELATED-PARTIES TRANSACTIONS

The Group had the following balances and transaction with related parties:

Balances:

			Amounts due from related parties, non-current As of May 31,
	Notes	Relationship	2016	2017
			US$	US$
Metropolis Holding China Limited	(1)	Company controlled by the executive Chairman	1,741	1,064
MaxEn		Joint Venture	—	684

			1,741	1,748

			Amounts due from related parties, current As of May 31,		Amounts due to related parties, current As of May 31,
	Notes	Relationship	2016	2017	2016	2017
			US$	US$	US$	US$
Metropolis Holding China Limited	(1)	Company controlled by the executive Chairman	637	1,895	—	—
MaxEn		Joint Venture	812	—	13	12
Beijing Haiwei Career Services Co., Ltd (“Haiwei Career”)	(2)	Joint Venture	1,553	3,965	—	—
Dianshijingwei	(3)	Long-term investee	1,520	—	—	—
Others	(4)		17	88	29	36

Total			4,539	5,948	42	48

Transactions:				Rental expense For the years ended May 31
				2015	2016	2017
				US$	US$	US$
Metropolis Holding China Limited	(1)	Company controlled by the Executive Chairman		5,298	7,139	6,790

				Loan to related parties For the years ended May 31
				2015	2016	2017
				US$	US$	US$
Haiwei Career	(2)	Joint Venture		—	1,520	3,965
Beijing Weixuemingri Network Technology Co., Ltd. (“Weixuemingri”)	(5)	Joint Venture		—	998	1,733
Great Thanks Holdings Limited		Company established by the shareholder of the Joint Venture		—	—	1,450

Total				—	2,518	7,148

				Revenue For the years ended May 31
				2015	2016	2017
				US$	US$	US$
MaxEn		Joint Venture		—	177	—
Beijing Tongban Education & Technology Co., Ltd (“Tongban”)		Long-term investee		—	3	12
STEMedu.cn		Long-term investee		—	11	60
Goldern Finance		Long-term investee		—	—	18

Total				—	191	90

Transactions:		Cost For the years ended May 31
		2015	2016	2017
		US$	US$	US$
STEMedu.cn	Long-term investee	—	30	23

(1)	Since April 2010, the Group began renting a large portion of a building owned by Metropolis Holding China Limited for office space. In March 2012, Metropolis Holding China Limited was acquired by a company wholly -owned by Mr. Yu, the Group’s executive chairman. As a result, Metropolis Holding China Limited became a related party of the Group thereafter. As of May 31, 2017, the current and non-current amounts due from Metropolis Holding China Limited were US$1,895 and US$1,064, respectively, which represented prepaid rent and deposit for the building. The amount of the rental payments was determined based on the prevailing market rates and was duly approved by all of the directors.
(2)	In October 2014, Haiwei Career became a joint venture of the Group. As a result, Haiwei Career became a related party of the Group. As of May 31, 2017, the amount due from Haiwei Career was US$3,965, which represented loans from the Group to Haiwei Career with non-interest bearing to support its daily operation supporting. All the loans are payable within one year.
(3)	As of May 31, 2016, the amount due from Dianshijingwei represented the non-interest bearing loan provided by the Group before the disposal of Dianshijingwei to support its daily operation. As of May 31, 2017, the Group had collected the loans from Dianshijingwei.
(4)	As of May 31, 2017, the balance in “others” included the current receivables from long-term investees of Tongban, Goldern Finance and etc.
(5)	As of May 31, 2017, the amount due from Weixue Mingri represented the non-interest bearing loans provided by the Group to support its daily operation and the outstanding loans were fully wrote off by the Group.